Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Long-term debt, gross	[1]	$ 63,885,000	$ 38,822,271
Less: Current portion		(7,071,444)	(8,162,972)
Long-term portion		(56,813,556)	(30,659,299)
Deferred charges, current portion		140,789	195,705
Deferred charges, long-term portion		385,456	295,264
Long-term bank loans, current portion net of deferred charges		6,930,655	7,967,267
Long-term bank loans, long-term portion net of deferred charges		56,428,100	30,364,035
Pantelis Shipping Corp. Borrower [Member]
Long-term debt, gross	[2]		4,440,000
Eirini Shipping Ltd. / Areti Shipping Ltd. [Member]
Long-term debt, gross	[3]	4,820,000	11,600,000
Kamsarmax One Shipping Ltd. [Member]
Long-term debt, gross	[4]	11,465,000	12,399,000
Ultra One Shipping Ltd. [Member]
Long-term debt, gross	[5],[6]	15,000,000	10,383,271
Kamsarmax Two Shipping Ltd [Member]
Long-term debt, gross	[7]	17,600,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp. [Member]
Long-term debt, gross	[7]	$ 15,000,000

[1]	On November 27, 2018, the Company signed a term loan facility with the National Bank of Greece S.A. (NBG) and a loan of $15,000,000 was drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. for the purpose of refinancing the existing loans with HSBC Bank PLC regarding M/V "Pantelis" and M/V "Tasos" and financing part of the acquisition cost of M/V "Starlight". The loan is payable in twelve consecutive equal quarterly installments of $700,000, commencing from February 2019, plus a balloon amount of $6,600,000 to be paid together with the last instalment in November 2021. The margin of the loan is 3.25% above LIBOR. The loan is secured with (i) first priority mortgages over M/V "Starlight", M/V "Pantelis " and M/V "Tasos" (ii) first assignment of earnings and insurance of M/V "Starlight", M/V "Pantelis " and M/V "Tasos", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to remaining loans of the Company. The Security Cover ratio for this facility stands at 125%. The Company paid loan arrangement fees of $150,000 for this loan.
[2]	This loan is a $13,000,000 loan drawn by Pantelis Shipping Corp. on December 15, 2009. The loan was payable in 32 consecutive quarterly instalments, four in the amount of $500,000 and twenty-eight in the amount of $280,000, with a $3,160,000 balloon payment to be paid together with the final instalment in September 2017. The loan bore interest at LIBOR plus a margin of 2.70%. The loan was secured with the following: (i) first priority mortgage over M/V "Pantelis", (ii) first assignment of earnings and insurance of M/V "Pantelis", (iii) a corporate guarantee of Euroseas Ltd. (replaced by EuroDry Ltd. following the Spin-off) and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account maintained by Pantelis Shipping Corp. maintained with HSBC Bank Plc. On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC to defer the six remaining consecutive quarterly instalments of $280,000 each (being $1,680,000 in aggregate) until (a) 29 September 2017 (being the initial final repayment date together with the balloon payment of $3,160,000 in one bullet payment of $4,840,000) or (b) to extend the final repayment date of the deferred amount and the balloon payment until 29 December 2018 if Euroseas agreed with the current lender of M/V "Evridiki G" (being Credit Agricole) or any other bank the extension of the repayment date of her balloon instalment at least until her current charter matures in the first quarter of 2018, which was finally agreed. In this case, the outstanding amount of $4,840,000 would be paid in four quarterly instalments, the first two instalments of $280,000 each, the third instalment in the amount of $560,000 and the fourth instalment of $3,720,000 comprised by $560,000 and the balloon payment. The first instalment was paid in March 2018 and the following instalments at quarterly intervals thereafter and the last one in December 2018. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $300,000 (corresponding to the minimum cash balance requirement) was pledged in the cash collateral account of the owner of M/V "Eirini P"/M/V "Tasos" or of Euroseas as corporate guarantor. A prepayment of $0.4 million was also made within 2017 and a prepayment of $1.0 million was made in 2018 for the loan of Pantelis Shipping Corp. These prepayments were deducted from balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc. The loan was fully repaid and refinanced by the National Bank of Greece, as explained in note (g) below, in November 2018.
[3]	This loan is a $15,300,000 loan drawn by Eirini Shipping Ltd. and Eleni Shipping Ltd. jointly, ("Eirini Loan"), on June 25, 2014. The parties agreed in principle on September 30, 2016 to replace one of the underlying collaterals of the Eirini Loan (M/V "Eleni P") with a similar vessel, which in December 2016, was approved to be M/V "Tasos" (owned by Areti Shipping Ltd.). The loan was payable in 20 equal consecutive quarterly instalments of $350,000 each, with an $8.3 million balloon payment to be paid together with the final instalment in June 2019. The loan bears interest at LIBOR plus a margin of 3.75%. The loan was secured with the following: (i) first priority mortgage over M/V "Eirini P." and M/V "Tasos.", (ii) first assignment of earnings and insurance of M/V "Eirini P." and M/V "Tasos", (iii) a corporate guarantee of Euroseas Ltd. (replaced by EuroDry Ltd. following the Spin-off). On September 30, 2016, the Company signed a Supplemental Agreement with HSBC Bank PLC. The outstanding balance of the "Eirini Loan" of $12,850,000 prior to the closing of the Supplemental Agreement was reduced to $11,600,000 via prepayment using the cash collateral of $1,250,000 (which was effected after the signing of the Supplemental Agreement). In addition, seven principal instalments of $350,000 each, from June 2016 to December 2017 were deferred. Repayment of the loan resumed in March 2018 and the outstanding balance of $11,600,000 will be repaid in two quarterly instalments of $350,000 each, four of $725,000 each plus a balloon payment of $8,000,000 due in May 2019. The asset coverage ratio was reduced from 130% to 75% until December 31, 2017. A cash sweep mechanism was put in place until the entire deferred amount is repaid. A cash collateral amount of $600,000 (corresponding to the minimum cash balance requirement) is to be pledged in the cash collateral account of M/V "Eirini P" / M/V "Tasos". For the avoidance of doubt the aforementioned cash collateral is in addition to the cash collateral required to be maintained in the cash collateral account pursuant to the loan agreement of Pantelis Shipping Corp. M/V "Eleni P" was sold on January 26, 2017 and the proceeds from the sale were contributed to the Company by Euroseas during 2017 and were used to partly pay for the acquisition of M/V "Tasos". HSBC Bank Plc. agreed to the sale of M/V "Eleni P" and the substitution of such vessel with M/V "Tasos" as collateral for the loan. A prepayment of $0.45 million was also made within 2018, which was deducted from the balloon repayment of the said loan based on the agreement between Euroseas and HSBC Bank Plc. The loan was partly repaid in December 2018 through the refinancing by the National Bank of Greece as explained in note (g) below. The only vessel remaining in the facility is Eirini P whilst there are two quarterly principal payments of $405,000 each ,due in 2019 and a balloon amount of $4,010,000 million due on May 26, 2019 to be paid together with the last instalment. The Security Cover ratio for this facility stands at 130%. In April 2019, the Company entered into a term sheet with HSBC Bank PLC to refinance the specific loan, as explained in Note 17.
[4]	On February 17, 2016, the Company signed a term loan facility with Nord LB and, on February 25, 2016, a loan of $13,800,000 was drawn by Kamsarmax One Shipping Ltd. to partly finance the pre-delivery installment of M/V "Xenia". The loan is to be repaid in fourteen consecutive equal semi-annual installments of $467,000 plus a balloon amount of $7,262,000. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgage over M/V "Xenia", (ii) first assignment of earnings and insurance of M/V "Xenia", (iii) a corporate guarantee of Euroseas Ltd (replaced by EuroDry Ltd. following the Spin-off) and other covenants and guarantees similar to the rest of the loans of the Company.
[5]	On March 20, 2015, the Company signed a term loan facility with HSH Nordbank AG of up to the lesser of $19.00 million or 62.5% of the market value of Hull No. DY160 (named Alexandros P) upon its delivery to partly finance the construction cost. A commitment fee of 0.9% per annum was payable until the loan was drawn. On April 28, 2016 and on October 27, 2016, the Company signed supplemental loan agreements to the term loan facility signed on March 20, 2015 extending the allowed drawdown period until October 31, 2016 and subsequently until January 31, 2017 to account for delays in the construction of the Hull No. DY160, and reducing the maximum loan amount to 55% of the market value of the vessel at delivery. On January 25, 2017 the Company drew $10,862,500 from HSH Nordbank AG, to partly finance the pre-delivery installment of M/V "Alexandros P". The loan is payable in thirteen equal consecutive quarterly instalments of $159,743 each commencing from April 2017, with a balloon payment of $8,785,841 to be paid together with the last instalment in April 2020. The loan bears interest at LIBOR plus a margin of 3.00%. The loan is secured with (i) first priority mortgage over M/V "Alexandros P.", (ii) first assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of Euroseas Ltd (replaced by EuroDry Ltd. following the Spin-off) and other covenants and guarantees similar to the rest of the loans of the Company. This loan was fully refinanced in October 2018 by Eurobank as explained in note (e) below.
[6]	On October 1, 2018, the Company signed a term loan facility with Eurobank Ergasias S.A. (EFG) of up to $15.00 million or the 60% of the market value of M/V "Alexandros P.", for the purpose of refinancing the outstanding loan facility of HSH Nordbank AG and providing working capital. The new facility was drawn in October 2018. The loan is payable in twenty eight consecutive equal quarterly instalments of $235,000 each, followed by a balloon payment of $8,420,000 to be paid together with the last instalment in October 2025. The loan bears interest at LIBOR plus a margin of 3.25%. The loan is secured with (i) first priority mortgage over M/V "Alexandros P.", (ii) first assignment of earnings and insurance of M/V "Alexandros P.", (iii) a corporate guarantee of EuroDry Ltd and other covenants and guarantees similar to the rest of the loans of the Company. The Security Cover ratio for this facility stands at 120%. The Company paid loan arrangement fees of $135,000 for this loan.
[7]	On April 27, 2018, the Company signed a term loan facility with HSBC Bank plc. of $18.4 million drawn by Kamsarmax Two Shipping Ltd. to finance 70% of the construction cost but no more than 70% of the market value of M/V "Ekaterini", subject to the existence of a time charter at the time of drawdown, for a minimum period of 24 months approved by the lender. The loan is payable in twenty consecutive quarterly instalments, eight in the amount of $400,000 and twelve in the amount of $325,000, with a $11,300,000 balloon payment to be paid together with the last instalment in April 2023. The interest rate margin is 2.80% over LIBOR. The loan will be secured with (i) first priority mortgage over M/V "Ekaterini", (ii) first assignment of earnings and insurance of M/V "Ekaterini" and (iii) other covenants and guarantees similar to the remaining loans of the Company. The Security Cover ratio for this facility stands at 130%. The Company paid loan arrangement fees of $147,200 for this loan.